Note 1: Summary of Accounting Principles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Restricted Cash And Cash Equivalents	$ 37	$ 75
Contract Receivable Retainage	154	165
Unbilled Contracts Receivable	1,060	862
Excess Of Replacement Or Current Costs Over Stated LIFO Value	144	137
Finite-Lived Intangible Assets [Line Items]
Adjustments To Assets Measured At Fair Value On Non-Recurring Basis	66	245
Asset Retirement Obligation	$ 164	$ 189
Service portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life Minimum (in years)	5
Finite Lived Intangible Assets Useful Life Maximum (in years)	30
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life Minimum (in years)	3
Finite Lived Intangible Assets Useful Life Maximum (in years)	40
Other, principally customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Useful Life Minimum (in years)	2
Finite Lived Intangible Assets Useful Life Maximum (in years)	32